Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Loss before income tax expense (benefit) and equity in (loss) earnings of joint ventures consists of the following:

	For the year ended December 31,
	2011	2010	2009
In millions
U.S.	$(780.6)	$(157.8)	$(178.9)
Foreign	(603.5)	145.3	78.7
Total	$(1,384.1)	$(12.5)	$(100.2)

Schedule of Components of Income Tax Expense (Benefit)
Income tax expense (benefit) consists of the following:

	Current	Deferred	Total
In millions
Year ended December 31, 2011:
U.S. Federal	$6.7	$37.2	$43.9
State and local	4.6	4.7	9.3
Foreign	15.9	4.0	19.9
Total	$27.2	$45.9	$73.1
Year ended December 31, 2010:
U.S. Federal	$(46.6)	$(29.6)	$(76.2)
State and local	(3.8)	(2.3)	(6.1)
Foreign	44.2	(15.2)	29.0
Total	$(6.2)	$(47.1)	$(53.3)
Year ended December 31, 2009:
U.S. Federal	$(25.0)	$(13.4)	$(38.4)
State and local	(2.4)	0.4	(2.0)
Foreign	9.0	(10.8)	(1.8)
Total	$(18.4)	$(23.8)	$(42.2)

Schedule of Effective Income Tax Rate Reconciliation
Income tax expense (benefit) differed from the amounts computed by applying the U.S. federal income tax rate of 35% to loss before income taxes and equity in (loss) earnings of joint ventures. The “Effect of foreign operations” includes the net reduced taxation of foreign profits from combining jurisdictions with rates above and below the U.S. federal statutory rate and the impact of U.S. foreign tax credits.

	For the year ended December 31,
	2011	2010	2009
Income tax at federal statutory rate	(35.0)%	(35.0)%	(35.0)%
Increase (reduction) in income taxes:
Effect of foreign operations	19.3	(47.4)	(15.2)
Foreign incentives	(1.1)	(121.6)	(9.6)
Foreign repatriation	0.4	(91.7)	(1.8)
State income taxes, net of U.S. Federal benefit	0.7	(26.8)	(2.3)
Tax authority positions, net	1.2	(97.0)	22.1
Valuation allowance	15.1	—	—
Other, net	4.7	(6.9)	(0.3)
Effective tax expense (benefit) rate	5.3%	(426.4)%	(42.1)%

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

	For the year ended December 31,
	2011	2010
In millions
Beginning of year	$30.4	$69.4
Additions based on tax positions related to the current year	15.9	—
Reductions for tax positions of prior years	(0.1)	(14.7)
Reductions related to settlements with taxing authorities	—	(24.3)
End of year	$46.2	$30.4

Schedule of Deferred Tax Assets and Liabilities
Our deferred tax assets and liabilities, netted by taxing location, are in the following captions in the consolidated balance sheet:

	As of December 31,
	2011	2010
In millions
Current deferred tax assets, net (recorded in prepaids and other current assets)	$63.1	$33.4
Non-current deferred tax assets, net	44.8	139.3
Total	$107.9	$172.7
The tax effects of the major items recorded as deferred tax assets and liabilities are:

	As of December 31,
	2011	2010
In millions
Deferred tax assets:
Inventories	$17.1	$9.1
Restructuring liabilities	42.5	—
Expense accruals	53.1	49.0
Solar energy systems	366.7	124.9
Property, plant and equipment	54.1	—
Pension, medical and other employee benefits	27.2	19.6
Foreign repatriation	3.4	9.1
Net operating loss carryforwards	91.5	60.9
Foreign tax credits	28.8	38.1
Other	42.8	26.7
Total deferred tax assets	727.2	337.4
Valuation allowance	(415.7)	(47.2)
Net deferred tax assets	311.5	290.2
Deferred tax liabilities:
Property, plant and equipment	—	(55.8)
Solar energy systems	(191.2)	(61.1)
Other	(12.4)	(0.6)
Total deferred tax liabilities	(203.6)	(117.5)
Net deferred tax assets	$107.9	$172.7